INCOME TAXES	12 Months Ended
Nov. 30, 2021
INCOME TAXES
INCOME TAXES

21.  INCOME TAXES

Accounting Policy

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is calculated by providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

21.  INCOME TAXES – continued

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Explanatory information

A reconciliation of income taxes at statutory rates with the reported taxes for the year ended November 30, 2021 and 2020 is as follows:

	2021	2020
	$	$
Loss before income taxes	(55,488)	(22,591)

Statutory rate	27%	27%
Expected income tax (recovery) at statutory rates	(14,982)	(6,100)
Change in statutory rates and other	62	53
Permanent differences	1,622	2,394
Adjustment to prior year provision versus statutory tax returns	(15)	321
Change in unrecognized deductible temporary differences	6,859	1,423
Income taxes	(6,454)	(1,909)

The significant components of the Company’s unrecognized deferred tax assets and liabilities are as follows:

	2021	2020
	$	$
Deferred tax assets
Share issue costs	1,714	782
Intangible assets	(961)	(1,634)
ROU asset	(422)	(537)
Lease liability	431	535
Allowable capital losses	249	248
Deferred financing costs	127	9
Onerous contract provision	—	221
Contractual obligation	2,397	2,889
Property, plant and equipment	(424)	(399)
Marketable securities and derivatives	2	—
Non-capital losses	13,085	4,032
Net unrecognized deferred income tax assets	16,198	6,146

	2021	2020
	$	$
Deferred tax liability
Intangible assets	16,753	893
Property and equipment	171	(183)
ROU asset	983	635
Lease liability	(1,039)	(665)
Non-capital losses	(6,796)	(208)
Net recognized deferred income tax liabilities	10,072	472

21.  INCOME TAXES – continued

Significant components of the Company’s temporary differences and unused tax losses that have not been included on the consolidated statement of financial position are as the follows:

	2021		2020
	$	Expiry dates	$
Temporary Differences
Share issue costs	6,350	2022-2025	2,895
Intangible assets	(3,560)	No expiry date	(6,051)
ROU asset	(1,562)	No expiry date	(1,988)
Lease liability	1,598	No expiry date	1,980
Allowable capital losses	1,844	No expiry date	918
Deferred financing costs	471	No expiry date	35
Onerous contract provision	—	No expiry date	819
Contractual obligation	8,879	No expiry date	10,700
Property, plant and equipment	(1,572)	No expiry date	(1,482)
Marketable securities and derivatives	16	No expiry date	—
Non-capital losses	48,461	2037-2041	14,935

Tax attributes are subject to review, and potential adjustment, by tax authorities.

Current tax receivable (payable)	$
Balance, November 30, 2019	(6,280)
Current tax recovery	1,499
Receipt	5,603
Balance, November 30, 2020	822
Current tax recovery	4,392
Payment	(784)
Balance, November 30, 2021	4,430